FUND PROFILE

                              Tax-Free Money Market

                                 INVESTOR CLASS

                                December 30, 1998

                         [american century logo(reg.sm)]
                                    American
                                     Century
                                  ____________
                                   Brokerage
                                  ____________

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     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
        See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                              TAX-FREE MONEY MARKET

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Tax-Free Money Market seeks safety of principal and high current income that is exempt from federal income tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys securities with income payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

        The fund also may buy some high-quality, cash-equivalent debt securities whose payments are exempt from regular federal income tax, but not the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

        The weighted average maturity of the fund is expected to be 90 days or less.

        Additional information about Tax-Free Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    *Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    *Because   cash-equivalent   securities  are  among  the  safest  securities
     available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

    *Some of the fund's income may be subject to the federal alternative minimum tax.

    *Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Tax-Free Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Tax-Free Money Market's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]

CALENDAR YEAR-BY-YEAR RETURNS

                      1988  1989  1990  1991  1992  1993  1994  1995  1996  1997
--------------------------------------------------------------------------------
Tax-Free Money Market 4.95  6.04  5.60  4.21  2.47  1.90  2.31  3.36  2.98  3.43

As of September 30, 1998, the end of the most recent calendar quarter, Tax-Free Money Market's year-to-date return was 2.69%.

        The highest and lowest returns of the fund's Investor Class shares for a quarter during the last 10 calendar years are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart]

     Highest and Lowest Quarterly Returns
          Quarter Ended 6/30/89      1.59%
          Quarter Ended 3/31/94      0.44%


Tax-Free Money Market                                 American Century Brokerage


        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Lipper Tax-Exempt Money Market Average, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                               1 YEAR      5 YEARS      10 YEARS
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
          Tax-Free Money Market                 3.69%       3.05%        3.63%
          Lipper Tax-Exempt Money
            Market Average                      3.03%       2.89%        3.54%

        For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                               0.50%(1)
           Distribution and Service (12b-1) Fees        None
           Other Expenses(2)                            0.00%
           Total Annual Fund Operating Expenses         0.50%

        (1)Based on assets as of May 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods  shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

           1 year       3 years        5 years        10 years
           ---------------------------------------------------
            $51          $160           $279            $627

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Tax-Free Money Market team are:

        G.  DAVID  MACEWEN,   Vice  President  and  Senior  Portfolio   Manager,
     supervises the American Century Municipal Trust team. Mr. MacEwen joined American Century in 1991 as a Municipal Portfolio Manager.

        BRYAN E. KARCHER, Portfolio Manager, has been a member of the Tax-Free Money Market team since April 1995. Mr. Karcher joined American Century in 1989 and has been a portfolio manager since 1995.

6. HOW DO I BUY FUND SHARES?

    * Complete and return the enclosed brokerage application along with an investment check payable to American Century Brokerage

    *   Call us and send your investment by bank wire transfer

    * If you already have an American Century Brokerage account, simply contact us by writing, calling or accessing our Web site.

        Your initial investment in your brokerage account must be at least $2,500. If the value of your brokerage account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing, calling or accessing our Web site. You also may sell your shares in Tax-Free Money Market and make other investments through American Century Brokerage. Depending on the options you select when you open your account, some restrictions may apply.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Dividends are declared and available for redemption daily. Distributions will generally be exempt from federal income tax. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.


Fund Profile                                               Tax-Free Money Market


9. WHAT SERVICES ARE AVAILABLE?

        American Century Brokerage offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour TeleSelect Automated Information and Trading Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Brokerage Information Kit, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

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                         [american century logo(reg.sm)]
                                    American
                                     Century
                                  ____________
                                   Brokerage
                                  ____________

AMERICAN CENTURY BROKERAGE, INC.
P.O. BOX 419146
KANSAS CITY, MISSOURI 64141-6146

WWW.AMERICANCENTURY.COM

BROKERAGE ASSOCIATE
1-888-345-2071

TELESELECT AUTOMATED INFORMATION
AND TRADING LINE
1-888-345-2091

SEP-IRA SERVICES
1-800-345-3533 x 4210

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113

FAX
650-967-9627

                                                        Funds Distributor, Inc.

BK-BRO-13793   9812